Public Offering - Additional Information (Detail) - $ / shares		3 Months Ended	11 Months Ended
	Jun. 11, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial public offering, units issued			41,400,000
Initial public offering, price per unit	$ 10.00	$ 10.00	$ 10.00
Warrant exercise price		$ 11.50	$ 11.50
Common Class A
Initial public offering, units issued			41,400,000
Common Class A | IPO
Initial public offering, units issued	41,400,000	41,400,000	41,400,000
Initial public offering, price per unit	$ 10.00	$ 10.00	$ 10.00
Common Class A | Over-Allotment Option
Initial public offering, units issued	5,400,000	5,400,000	5,400,000